Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	CAD ($)	Share capital [member] CAD ($) shares	Share capital [member] USD ($) shares	Deficit CAD ($)	Equity Settled Share Based Compensation Reserve CAD ($)	Investment Revaluation Reserve CAD ($)	Share Purchase Warrants CAD ($)	Foreign Currency Translation Reserve CAD ($)
Balance, amount at Dec. 31, 2021	$ 155,493	$ 700,278		$ (651,520)	$ 77,723	$ (17)	$ 271	$ 28,758
Balance, share at Dec. 31, 2021 | shares		529,779,388	529,779,388
Statement [Line Items]
Share-based compensation	2,301				2,301	0	0	0
Net loss	(24,442)	$ 0		(24,442)	0	0	0	0
Other comprehensive income net of tax	9,333	0		0	0	0	0	9,333
Total comprehensive loss	15,109	0		0	0	0	0	0
Balance, amount at Dec. 31, 2022	142,685	$ 700,278		(675,962)	80,024	(17)	271	38,091
Balance, share at Dec. 31, 2022 | shares		529,779,388	529,779,388
Statement [Line Items]
Share-based compensation	1,068	$ 0		0	1,068	0	0	0
Net loss	(20,996)			(20,996)	0
Other comprehensive income net of tax	(2,858)			0	0	0	0	(2,858)
Total comprehensive loss	(23,854)	$ 0		0	0	0	0	0
Private placement of units comprising of one share and one warrant, net of transactions costs, share | shares		8,555,000	8,555,000
Private placement of units comprising of one share and one warrant, net of transactions costs, amount	3,385	$ 2,573		0	0	0	812	0
Shares issued upon redemption of Deferred Share Units, amount	0		$ 99	0	(99)	0	0	0
Shares issued upon redemption of Deferred Share Units, share | shares		143,622	143,622
Balance, amount at Dec. 31, 2023	$ 123,284	$ 702,950		$ (696,958)	$ 80,993	$ (17)	$ 1,083	$ 35,233
Balance, share at Dec. 31, 2023 | shares		538,478,010	538,478,010